Risks and Uncertainties - Loan Repurchase Reserve Activity (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Loan Repurchase Reserve [Roll Forward]
Loan repurchase reserve at beginning of period	$ 11,721	$ 21,832	$ 19,472	$ 26,745
(Recovery)/provision	(3,226)	866	(10,168)	178
Charge-offs	(558)	(945)	(1,367)	(5,170)
Loan repurchase reserve at end of period	$ 7,937	$ 21,753	$ 7,937	$ 21,753